Revenue Recognition	9 Months Ended
Sep. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION

NOTE 10 – Revenue Recognition

The revenue that the Company recognizes arises from purchase requests the Company receives from its customers. The Company’s performance obligations under the purchase orders correspond to each shipment of product that the Company makes to its customer under the purchase orders; as a result, each purchase order generally contains more than one performance obligation based on the number of products ordered, the quantity of product to be shipped and the mode of shipment requested by the customer. Control of the Company’s products transfers to its customers when the customer is able to direct the use of, and obtain substantially all of the benefits from, the Company’s products, which generally occurs at the later of when the customer obtains title to the product or when the customer assumes risk of loss of the product. The transfer of control generally occurs at a point of shipment from the Company’s warehouse. Once this occurs, the Company has satisfied its performance obligation and the Company recognizes revenue.

When the Company receives a purchase order from a customer, the Company is obligated to provide the product during a mutually agreed upon time period. Depending on the terms of the purchase order, either the Company or the customer arranges delivery of the product to the customer’s intended destination. In situations where the Company has agreed to arrange delivery of the product to the customer’s intended destination and control of the product transfers upon loading of the Company’s product onto transportation equipment, the Company has elected to account for any freight income associated with the delivery of these products as freight revenue, since this activity fulfills the Company’s obligation to transfer the product to the customer. For the nine months ended September 30, 2018, the total amount of freight recognized as revenue was $6,104.

Transaction Price

The Company agrees with its customers on the selling price of each transaction. This transaction price is generally based on the product, market conditions, including supply and demand balances and freight. In the Company’s contracts with customers, the Company allocates the entire transaction price to the sale of product to the customer, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Returns of the Company’s product by its customers are permitted only when the product is not to specification and were not material for the nine months ended September 30, 2018. Any sales tax, value added tax, and other tax the Company collects concurrently with its revenue-producing activities are excluded from revenue.

If the Company continued to apply legacy revenue recognition guidance for the first nine months of 2018, the Company’s revenues, gross margin, and net loss would not have changed The Company adopted the new revenue standard in 2018 using the modified retrospective approach, which requires applying the new standard to all existing contracts not yet completed as of the effective date and recording a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Based on an evaluation of the impact ASU 2014-09 will have on the Company’s sources of revenue, the Company has concluded that ASU 2014-09 did not have a material impact on the process for, timing of, and presentation and disclosure of revenue recognition from customers and there was no cumulative effect adjustment (See Note 2—Revenue Recognition).

Revenue Disaggregation

The Company tracks its revenue by product. The following table summarizes our revenue by product for the three and nine months ended September 30, 2018:

	For the Three Months Ended September 30, 2018	For the Nine Months Ended September 30, 2018
C-Bond I multi-purpose glass protection system	$27,483	$31,947
C-Bond BRS ballistic resistant glass protection system	23,690	73,805
Solution and film sales - other	12,100	49,691
C-Bond Nanoshield solution sales	24,169	69,039
Freight and delivery	1,859	6,104
Total	$89,301	$230,586